AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2016

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 541	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 542	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 5, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 541 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 5, 2016 as the new effective date for Post-Effective Amendment No. 537 to the Trust’s Registration Statement, which was filed on April 1, 2016 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to PowerShares DWA Momentum & Low Volatility Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 537 to the Trust’s Registration Statement, which was filed on April 1, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 14th day of June, 2016.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	June 14, 2016
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	June 14, 2016
Steven M. Hill

/s/ Anna Paglia	Secretary	June 14, 2016
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	June 14, 2016
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	June 14, 2016
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	June 14, 2016
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	June 14, 2016
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	June 14, 2016
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	June 14, 2016
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	June 14, 2016
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	June 14, 2016
Donald H. Wilson

*By: /s/ Anna Paglia		June 14, 2016
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

3